Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

The table below illustrates “Pay Versus Performance” as described in Item 402(v) of Regulation S-K of the Exchange Act, and compares, for each year listed below, the total compensation of our Principal Executive Officer (who is our Chief Executive Officer, “PEO”) and the average total compensation of our Named Executive Officers (“NEOs”) as set forth above in “Summary Compensation Table” and the compensation “actually paid” to such officers, utilizing the adjustments described in footnote (1) below. In addition, the table sets forth the cumulative total shareholder return (“TSR”) of the Company for the applicable period, as well as a comparison to a select “peer group” of companies.
Pay Versus Performance Table
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based On:		Net Income	Total Revenue
					Total S/H Return	Peer Group Total S/H Return
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$8,337,803	$7,320,256	$1,847,292	$1,584,637	$160	$141	$32,110,000	$1,110,941,000
2021	$11,030,203	$15,757,927	$4,742,450	$5,161,976	$179	$161	$158,964,000	$1,394,035,000
2020	$9,354,240	$10,120,442	$3,223,373	$3,322,821	$123	$120	$122,986,000	$1,198,667,000
(1)
Amounts represent total compensation paid subject to adjustments for each fiscal year to the amounts listed under the “Stock Awards” section of the “Summary Compensation Table” to include (x) the fair value of share-based awards granted in the covered and prior fiscal years that are outstanding and unvested at the end of the covered fiscal year; (y) the full value of awards granted in prior fiscal years that vest in the covered fiscal year; and (z) the full value of awards that are forfeited in the covered fiscal year.

Company Selected Measure Name	Total Revenue
Named Executive Officers, Footnote [Text Block]
Our executive officers consist of Mr. A.G. Lowenthal, our Chairman and Chief Executive Officer, and Mr. R.S. Lowenthal, our President, each of whose background is described above, and Mr. Watkins, our Chief Financial Officer and principal financial and accounting officer, whose background is described below. Mr. Watkins joined the Company on August 1, 2022.

PEO Total Compensation Amount	$ 8,337,803	$ 11,030,203	$ 9,354,240
PEO Actually Paid Compensation Amount	7,320,256	15,757,927	10,120,442
Non-PEO NEO Average Total Compensation Amount	1,847,292	4,742,450	3,223,373
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,584,637	5,161,976	3,322,821
Equity Valuation Assumption Difference, Footnote [Text Block]
(1)
Amounts represent total compensation paid subject to adjustments for each fiscal year to the amounts listed under the “Stock Awards” section of the “Summary Compensation Table” to include (x) the fair value of share-based awards granted in the covered and prior fiscal years that are outstanding and unvested at the end of the covered fiscal year; (y) the full value of awards granted in prior fiscal years that vest in the covered fiscal year; and (z) the full value of awards that are forfeited in the covered fiscal year.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
The Compensation Committee, in consultation with the Chief Executive Officer, developed various performance criteria related to incentive compensation for the Named Executive Officers, as further discussed in the “Determination of 2022 Compensation” section. When applying this criteria, it utilized the following financial performance measures as the most important measures to link performance of the Company to the compensation actually paid to the Named Executive Officers, including the compensation paid to the Chief Executive Officer, for fiscal year 2022:
•
Total shareholder return;

•
Net income; and

•
Total revenue.

Total Shareholder Return Amount	$ 160	179	123
Peer Group Total Shareholder Return Amount	141	161	120
Net Income (Loss)	$ 32,110,000	$ 158,964,000	$ 122,986,000
Company Selected Measure Amount	1,110,941,000	1,394,035,000	1,198,667,000
PEO Name	Mr. A.G. Lowenthal
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Total shareholder return
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Net income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Total revenue